Contract Assets and All Other Assets (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Investments [Abstract]
Assets held for sale		$ 2,818	$ 2,826
All Other Assets		37,471	24,836
Eliminations
Investments [Abstract]
All Other Assets		(1,097)	(331)
Other Assets
Investments [Abstract]
Deferred acquistion costs		6	7
Supplementary Insurance Information, Deferred Policy Acquisition Costs		544	624
GE
Investments [Abstract]
Assets held for sale	[1]	2,818	2,805
All Other Assets	[1]	13,281	7,722
GE | Other Assets
Other Assets [Line Items]
Contract asset		21,156	16,960
Investments [Abstract]
Billings in excess of revenue		2,602	2,329
Long-term Investments and Receivables, Net		2,310	766
Derivative instruments		733	783
Other		5,937	2,175
GE | Other Assets | Acquisition Alstom
Other Assets [Line Items]
Contract asset		1,979
GE | Other Assets | Investments [Member]
Investments [Abstract]
Associated companies - other assets		3,582	3,384
Other		718	613
All Other Assets		4,300	3,997
GE Capital
Investments [Abstract]
Assets held for sale		0	0
All Other Assets		25,287	17,445
GE Capital | Other Assets
Investments [Abstract]
Derivative instruments		549	1,434
Advances to suppliers		1,809	1,372
Deferred borrowing costs		199	662
Other		2,571	3,774
GE Capital | Other Assets | Investments [Member]
Investments [Abstract]
Associated companies - other assets		8,373	8,651
Assets held for sale		857	1,414
Time deposits		10,386	0
Other		543	138
All Other Assets		$ 20,159	$ 10,203

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.